LONG-TERM DEBT AND OTHER DEBTS - Narrative (Details)						3 Months Ended	12 Months Ended
	Feb. 08, 2023 USD ($)	Nov. 08, 2022 USD ($)	Nov. 08, 2022 CAD ($)	Aug. 19, 2021 CAD ($)	Jul. 01, 2021 CAD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 08, 2022 CAD ($)	Jan. 25, 2022 USD ($)	Aug. 11, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 114,893,459	$ 110,673,348
Development Costs
Disclosure of detailed information about borrowings [line items]
Decrease through government assistance						163,219	163,219
Government Assistance Receivables
Disclosure of detailed information about borrowings [line items]
Reduction in property, plant and equipment						3,063,476	3,063,476
Revolving Credit Facility, Revolving Credit Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 200,000,000	$ 100,000,000
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 6.2)
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 50,000,000	16,661,693	10,381,986
Proportion of amount disbursed forgiven					30.00%
Borrowings, interest rate					4.41%
Borrowings maturity, term					10 years
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 6.3)
Disclosure of detailed information about borrowings [line items]
Notional amount						9,366,537	9,358,929
Borrowings				$ 49,950,000		$ 6,256,317	6,189,814
Proportion of amount disbursed forgiven				30.00%
Borrowings maturity, term				15 years
Discount rate						4.03%
Borrowings, fair value						$ 3,226,695	3,226,695
Loans on research and development tax credits and subsidies receivable (Note 6.4)
Disclosure of detailed information about borrowings [line items]
Borrowings						22,168,034	22,150,030
Borrowings, interest rate		10.95%						10.95%
Maximum borrowing capacity		$ 22,233,751						$ 30,000,000
Advances		$ 22,233,751	$ 30,000,000
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 6.5)
Disclosure of detailed information about borrowings [line items]
Notional amount						35,840	41,472
Borrowings						$ 28,727	$ 34,802
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 6.5) | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						4.25%
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 6.5) | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						2.35%
Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,000,000
Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term	120 days
Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term	30 days